American Century Mutual Funds, Inc. Statement of Additional Information Supplement

Supplement dated July 7, 2016 ■ Statement of Additional Information dated March 1, 2016

The Veedot Fund is renamed the Adaptive Equity Fund effective as of September 7, 2016. All references to Veedot Fund are hereby replaced with Adaptive Equity Fund.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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